OMB APPROVAL

OMB Number: 3235-0570

Expires: August 31, 2020

Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08885

Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point    Lincolnshire, IL                            60069

(Address of principal executive offices)                (Zip code)

Douglas S. Keith,    4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2017

Date of reporting period:    January 1, 2017 to December 31, 2017

Item 1. Reports to Stockholders.

ALIGHT MONEY MARKET FUND

SHAREHOLDER EXPENSES

As a shareholder of the Alight Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Alight Money Market Fund	Beginning Account Value (7/01/17)	Ending Account Value (12/31/17)	Annualized Expense Ratio†	Expenses Paid During Period* (7/01/17 to 12/31/17)
Actual	$1,000.00	$1,001.72	0.63%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

ALIGHT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investment:
In Treasury Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$557,354,416
Receivables:
Income dividends	6,779

Total Assets	$557,361,195

LIABILITIES
Payables:
Administration fees	463,733
Accrued shareholder servicing fees	314,690
Registration fees	75,356
Printing fees	65,648
Accrued trustees fees	13,477
Other accrued expenses	117,696

Total Liabilities	1,050,600

NET ASSETS	$556,310,595

Net assets consist of:
Paid-in capital	$556,312,240
Accumulated net realized loss	(1,645)

NET ASSETS	$556,310,595

Shares outstanding	556,311,128

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$5,463,563
Expenses(1)	(433,045)

Net investment income allocated from Master Portfolio	5,030,518

FUND EXPENSES (Note 4)
Administration fees	3,116,743
Shareholder servicing fees	1,544,665
Printing costs	114,983
Registration costs	100,014
Trustees fees	100,008
Audit fees	40,020
Legal fees	60,013
Fund accounting and transfer agent fee	80,004
Miscellaneous	795

Total fund expenses	5,157,245

Fees reimbursed by Alight Solutions LLC (Note 4)	(1,199,738)

Total net expenses	3,957,507

NET INVESTMENT INCOME	1,073,011

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	26,803

Net gain on investments	26,803

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,099,814

(1)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $194,151.

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The Year Ended December 31, 2017	For The Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,073,011	$386,272
Net realized gain	26,803	88,484

Net increase in net assets resulting from operations	1,099,814	474,756

Distributions to shareholders:
From net investment income	(1,073,011)	(386,305)
From net realized gain	(30,664)	(87,113)

Total distributions to shareholders	(1,103,675)	(473,418)

Capital share transactions (Note 6):
Net capital share transactions	(161,578,734)	(52,436,473)

Net increase (decrease) in net assets resulting from capital share transactions	(161,578,734)	(52,436,473)

Increase (Decrease) in net assets	(161,582,595)	(52,435,135)
NET ASSETS:
Beginning of Year	717,893,190	770,328,325

End of Year	$556,310,595	$717,893,190

Undistributed net investment income included in net assets at end of year	–	–

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)
Net realized gain (loss)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)	0.00	(1)

Total from investment operations	0.00		0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)
Net realized gain	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)	(0.00	)(1)

Total distributions	(0.00)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.19%		0.06%		0.03%		0.02%		0.03%

Ratios/Supplemental data:
Net assets, end of year (000s)	$556,311		$717,893		$770,327		$834,305		$835,508
Ratio of net expenses to average net assets(2),(3)	0.71%		0.40%		0.25%		0.21%		0.24%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(2)	0.93%		0.95%		0.96%		0.97%		0.98%
Ratio of net investment income to average net assets(2),(3)	0.17%		0.05%		0.03%		0.02%		0.02%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses(2)	(0.05)%		(0.50)%		(0.68)%		(0.74)%		(0.72)%

(1)	Rounds to less than $0.01 or ($0.01).
(2)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
(3)	Ratios for the years ended December 31, 2017, 2016, 2015, 2014 and 2013 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 4).

See Notes to Financial Statements.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Alight Money Market Fund (the “Fund”) is a diversified series of Alight Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Effective July 31, 2017, the Trust and its sole series, the Fund was rebranded. On that date, all references in the prospectus and Statement of Additional Information to “Hewitt Series Trust” as the name of the Trust was replaced with “Alight Series Trust” or “Alight Series Trust (formerly known as Hewitt Series Trust)”, and all references in the prospectus and Statement of Additional Information to “Hewitt Money Market Fund” was replaced with “Alight Money Market Fund” or “Alight Money Market Fund (formerly known as Hewitt Money Market Fund)”.

The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (6.00% of total Master Portfolio net assets as of December 31, 2017).

2.	Significant Accounting Policies

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to the share class based on its relative net assets.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

Indemnifications

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	Investment Valuation and Fair Value Measurement

U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Treasury Money Market Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 3 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

4.	Agreements and Other Transactions with Affiliates

Alight Solutions LLC (“Alight Solutions”) provides administrative services to the Fund. The Fund pays Alight Solutions a monthly fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets for these services. Prior to June 30, 2017, the Fund paid Alight Solutions a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Alight Solutions has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.85% (Prior to June 30, 2017, the annual rates as a percentage of average daily net assets of the Fund was 0.95%.) of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Alight Solutions may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2017, Alight Solutions reimbursed the Fund $1,199,738 for expenses related to this agreement.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (continued)

Under the Administration Agreement, the Fund will be obligated to reimburse Alight for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Fund to exceed its expense limitation. The expense limitations of the Fund may not be modified or terminated without the approval of the Board of Trustees. For the year ended December 31, 2017, no reimbursement was required for any fees waived or expenses absorbed related to this agreement.

On December 31, 2017, reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

2018	2019	2020
$10,957,499	$5,168,923	$1,199,738

Alight Solutions and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Alight Solutions pays BAL a fee equal to 0.015% of the average daily net assets of the Fund.

Alight Financial Solutions, LLC (“AFS”), an affiliate of Alight Solutions, serves as the Distributor of the Fund. AFS does not receive a fee from the Fund for its distribution services.

AFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, AFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through AFS. In addition, AFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays AFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

5.	Income Tax Information

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2017.

As of December 31, 2017, the tax year-end of the Fund, the components of net distributable earnings (losses) on a tax basis consisted of capital and other losses of $1,645, for net accumulated losses of $1,645.

ALIGHT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS – (concluded)

The tax character of distributions paid during 2017 for the Fund was ordinary income of $1,101,459 and long-term capital gain of $2,216, respectively

As of December 31, 2017, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforward.

Management has reviewed the tax positions as of December 31, 2017, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

6.	Capital Share Transactions

As of December 31, 2017, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	237,461,315	$237,461,315	314,331,753	$314,331,753
Shares issued in reinvestments of dividends	1,109,441	1,109,441	474,397	474,397
Shares redeemed	(400,149,490)	(400,149,490)	(367,242,623)	(367,242,623)

Net decrease	(161,578,734)	$(161,578,734)	(52,436,473)	$(52,436,473)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Alight Series Trust and the Shareholders of Alight Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Alight Money Market Fund (the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the administrator of the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2018

We have served as the auditor of one or more Alight Series Trust investment companies since 2002.

ALIGHT MONEY MARKET FUND

PROXY VOTING

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended December 31, 2017. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

ALIGHT MONEY MARKET FUND

ADDITIONAL INFORMATION

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALIGHT MONEY MARKET FUND

TRUSTEES AND OFFICERS INFORMATION LIST (Unaudited)

Name, Age and Address	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held
Disinterested Trustees*
Don Hunt, age 79 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Retired	Director, New Covenant Trust Company, 2012 to Present Director, Vision III Imaging, Inc., 1997 to Present.

John Oliverio, age 65 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Trustee, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.

Director, Wheaton Franciscan

Medical Group, July 2006 to

Present; Director, Wheaton

Franciscan Ministries, Inc., January

1998 to Present; Director, United

Health System, September 1998 to

Present; Director, Affinity Health

System, January 1995 to February

2012; Director, Wheaton

Franciscan Healthcare-Southeast

Wisconsin, July 2006 to Present;

Director, Wheaton Franciscan

Healthcare Iowa, October 2009 to

Present; Director, Catholic

Theological Union, July 2009 to

Present; Director, Covenant Health System, June 2011 to Present.

Name, Age and Address	Position(s), Date of Election	Principal Occupation(s) During Past Five Years	Other Directorships Held
Interested Trustees** and Officers
Jeremy Fritz, 41 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	President and Trustee, since August, 2016	Chief Executive Officer, Alight Financial Advisors LLC (2013-present); Chief Operating Officer, Alight Financial Solutions LLC (2013-present), Director of Client Services/Branch Manager of Alight Financial Solutions LLC (2006-present).	None

Jason Krellner, 43 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Secretary, since May, 2017	VP-Legal and Assistant General Counsel at Alight Solutions (2017-present), Assistant General Counsel at Aon Hewitt (2016-2017), Senior Counsel at Aon Hewitt (2011-2016).	None

Douglas S. Keith, 52 C/O Alight Solutions 4 Overlook Point Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005, Chief Compliance Officer, since September, 2013	Chief Financial Officer, Alight Financial Solutions LLC (2006-present); Financial Operations Principal, Aon Benfield Securities, Inc. (2010-2017)	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Alight Solutions LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

TREASURY MONEY MARKET MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

December 31, 2017

PORTFOLIO COMPOSITION

Investment Type	Percent of Net Assets
U.S. Treasury Obligations	49%
Repurchase Agreements	45
Other Assets Less Liabilities	6

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2017

(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills(a):
1.22%, 01/18/18	$371,095	$370,884,833
1.15%, 02/08/18	149,850	149,672,053
1.14%, 02/15/18	183,460	183,204,303
1.31%, 03/08/18	250,000	249,408,751
1.22%, 03/22/18	121,400	121,052,859
1.22%, 03/29/18	388,125	387,005,040
1.21%, 04/05/18	113,810	113,456,728
1.24%, 04/12/18	252,000	251,137,460
1.29%, 05/03/18	100,000	99,573,000
1.47%, 05/31/18	69,180	68,766,361
1.48%, 06/07/18	284,765	282,965,232
1.49%, 06/14/18	18,970	18,844,260
1.52%, 06/21/18	6,160	6,116,549
1.57%, 06/28/18	678,940	673,796,013
1.22%, 07/19/18	35,720	35,485,032
U.S. Treasury Notes:
0.75% – 2.63%, 01/31/18,	146,250	146,230,751
(3 mo. Treasury money market yield + 0.27%), 1.72%, 01/31/18(b)	158,320	158,324,844
3.50%, 02/15/18	50,355	50,509,175
0.75%, 02/28/18	27,365	27,358,077
1.00%, 03/15/18	52,700	52,707,848
2.88%, 03/31/18	50,000	50,214,903
(3 mo. Treasury money market yield + 0.19%), 1.64%, 04/30/18(b)	259,030	259,057,738
1.38%, 07/31/18	82,260	82,241,274
(3 mo. Treasury money market yield + 0.17%), 1.62%, 07/31/18(b)	52,020	52,018,877

U.S. Treasury Obligations	Par (000)	Value
1.38%, 09/30/18	59,920	59,814,118
0.88%, 10/15/18	14,995	14,899,420
(3 mo. Treasury money market yield + 0.17%), 1.62%, 10/31/18(b)	143,455	143,451,499
1.38%, 11/30/18	11,500	11,461,375
(3 mo. Treasury money market yield + 0.14%), 1.59%, 01/31/19(b)	56,535	56,562,878
(3 mo. Treasury money market yield + 0.07%), 1.52%, 04/30/19(b)	117,720	117,714,581
1.41%, 10/31/19(b)	261,785	261,836,873
Total U.S. Treasury Obligations – 48.7% (Cost – $4,555,772,705)		4,555,772,705
Total Repurchase Agreements – 45.1%		4,214,230,000
Total Investments – 93.8% (Cost – $8,770,002,705*)		8,770,002,705
Other Assets Less Liabilities – 6.2%		578,331,118

Net Assets – 100.0%		$9,348,333,823

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Floating rate security. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

December 31, 2017

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Nova Scotia	1.35%		12/29/17	01/02/18	$3,000	$3,000	$3,000,450	U.S. Treasury Obligation, 3.63%, due 4/15/28	$1,525,400	$3,060,614
BNP Paribas Securities Corp.	1.38		12/29/17	01/02/18	5,000	5,000	5,000,767	U.S. Treasury Obligations, 0.00% to 8.75%, due 1/04/18 to 5/15/43	5,026,463	5,100,083
Citigroup Global Markets, Inc.	1.38	(a)	12/29/17	01/02/18	225,000	225,000	225,034,500	U.S. Treasury Obligations, 0.00% to 2.75%, due 1/11/18 to 11/15/47	231,796,556	229,500,051
Credit Agricole Corp.	1.38	(a)	12/29/17	01/02/18	300,000	300,000	300,046,000	U.S. Treasury Obligations, 1.75% to 7.63%, due 12/31/21 to 2/15/29	305,749,544	306,000,013
Federal Reserve Bank of New York	1.25		12/29/17	01/02/18	2,495,000	2,495,000	2,495,346,528	U.S. Treasury Obligations, 1.38% to 3.63%, due 2/15/21 to 4/30/23	2,459,236,400	2,495,346,630
HSBC Securities (USA), Inc.	1.35		12/26/17	01/02/18	45,500	45,500	45,511,944	U.S. Treasury Obligations, 1.00% to 7.50%, due 10/15/19 to 5/15/44	44,710,100	46,412,759
	1.37		12/29/17	01/02/18	200,000	200,000	200,030,444	U.S. Treasury Obligations, 1.00% to 5.25%, due 5/31/18 to 2/15/43	191,841,200	204,001,246
	1.34		12/27/17	01/03/18	88,500	88,500	88,523,059	U.S. Treasury Obligations, 0.88% to 4.75%, due 1/15/18 to 2/15/45	90,463,600	90,273,105

Total HSBC Securities (USA), Inc.						$334,000				$340,687,110

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.40%		12/29/17	01/02/18	$1,000	$1,000	$1,000,156	U.S. Treasury Obligation, 3.00%, due 5/15/45	$970,700	$1,020,047
Mitsubishi UFJ Securities USA, Inc.	1.29		12/29/17	01/02/18	100,000	100,000	100,014,333	U.S. Treasury Obligations, 0.00% to 3.88%, due 11/30/23 to 5/15/46	98,519,500	102,000,008
Natixis SA	1.33		12/29/17	01/02/18	100,000	100,000	100,014,778	U.S. Treasury Obligations, 0.00% to 5.50%, due 1/18/18 to 11/15/46	98,349,600	102,000,043
RBC Capital Markets LLC	1.35		12/29/17	01/02/18	1,000	1,000	1,000,150	U.S. Treasury Obligations, 1.13% to 2.00%, due 6/15/18 to 8/31/21	1,052,600	1,020,028
SG Americas Securities LLC	1.10	(b)	10/06/17	01/05/18	100,230	100,230	100,499,507	U.S. Treasury Obligations, 1.13% to 8.75%, due 1/31/19 to 5/15/24	102,496,700	102,234,660
TD Securities (USA) LLC	1.39		12/29/17	01/02/18	550,000	550,000	550,084,944	U.S. Treasury Obligations, 0.63% to 2.75%, due 2/28/18 to 5/15/27	558,468,800	561,000,045

						$4,214,230				$4,248,969,332

(a)	Traded in a joint account.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$–	$8,770,002,705	$–	$8,770,002,705

(a)	See above Schedule of Investments for values in each security type.

During the year ended December 31, 2017, there were no transfers between levels.

TREASURY MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

December 31, 2017

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

ASSETS
Investments at value – unaffiliated(a)	$4,555,772,705
Repurchase agreements at value – unaffiliated(b)	4,214,230,000
Cash	573,079,861
Receivables:
Contributions from investors	4
Interest – unaffiliated	5,856,790

Total assets	9,348,939,360

LIABILITIES
Payables:
Investment advisory fees	565,641
Trustees’ fees	17,083
Professional fees	22,813

Total liabilities	605,537

NET ASSETS	$9,348,333,823

NET ASSETS CONSIST OF
Investors’ capital	$9,348,333,823
Net unrealized appreciation (depreciation)	–

NET ASSETS	$9,348,333,823

(a) Investments at cost – unaffiliated	$4,555,772,705

(b) Repurchase agreements at cost – unaffiliated	$4,214,230,000

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

INVESTMENT INCOME
Interest – unaffiliated	$68,777,232

EXPENSES
Investment advisory	7,296,697
Independent Trustees	67,263
Professional	33,457

Total expenses	7,397,417
Fees waived and/or reimbursed by the Manager	(2,289,729)

Total expenses after fees waived and/or reimbursed	5,107,688

NET INVESTMENT INCOME	63,669,544

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments – unaffiliated	263,414
Net change in unrealized appreciation (depreciation) on investments – unaffiliated	–

Net realized and unrealized gain (loss)	263,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,932,958

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2017	Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$63,669,544	$16,164,773
Net realized gain	263,414	727,811
Net change in unrealized appreciation (depreciation)	–	–

Net increase in net assets resulting from operations	63,932,958	16,892,584

Capital Transactions
Proceeds from contributions	98,418,388,272	83,703,130,631
Value of withdrawals	(95,201,052,783)	(81,103,139,118)

Net increase (decrease) in net assets derived from capital share transactions	3,217,335,489	2,599,991,513

NET ASSETS
Total increase (decrease) in net assets	3,281,268,447	2,616,884,097
Beginning of year	6,067,065,376	3,450,181,279

End of year	$9,348,333,823	$6,067,065,376

See Notes to Financial Statements.

TREASURY MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2017	2016	2015	2014	2013
Total Return
Total return	0.84%	0.32%	0.03%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.06%	0.06%

Net investment income	0.87%	0.31%	0.04%	0.00%	0.02%

Supplemental Data
Net assets, end of year (000)	$9,348,334	$6,067,065	$3,450,181	$3,857,554	$2,738,199

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Treasury Money Market Master Portfolio (the “Master Portfolio”), is a series of MIP. The Master Portfolio is classified as diversified. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to one series of MIP.

Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master Portfolio’s weekly liquid assets.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	Significant Accounting Policies

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

3.	Investment Valuation and Fair Value Measurements

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the NAV per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	Securities and Other Investments

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master Portfolio and its counterparties. Typically, the Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a fund, respectively. The Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5.	Investment Advisory Agreement and Other Transactions with Affiliates

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

Expense Waivers and Reimbursements: The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of the Master Portfolio’s net assets through April 30, 2018. These amounts are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager has also voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income if applicable. The Manager may discontinue the voluntary waiver at any time. For the year ended December 31, 2017, the amount waived was as follows:

Treasury Money Market Master Portfolio	$2,189,009

The fees and expenses of MIP’s Trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BAL has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to these independent expenses through April 30, 2018. For the year ended December 31, 2017, the amount waived was as follows:

Treasury Money Market Master Portfolio	$100,720

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Master Portfolio did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or Trustees of MIP are officers and/or directors of BlackRock or its affiliates.

6.	Income Tax Information

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized

TREASURY MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Treasury Money Market Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

7.	Principal Risks

In the normal course of business, the Master Portfolio invest in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Master Investment Portfolio and the Investors of Treasury Money Market Master Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Treasury Money Market Master Portfolio (one of the series constituting Master Investment Portfolio, referred to hereafter as the “Master Portfolio”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Master Portfolio as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on the Master Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Master Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

TREASURY MONEY MARKET MASTER PORTFOLIO

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Trustee (Since 2009)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

TREASURY MONEY MARKET MASTER PORTFOLIO

Trustee and Officer Information – (continued)

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Robert C. Robb, Jr. 1945	Trustee (Since 2009)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None

Mark Stalnecker 1951	Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None

Frederick W. Winter 1945	Trustee (Since 2009)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

TREASURY MONEY MARKET MASTER PORTFOLIO

Trustee and Officer Information – (continued)

Interested Trustees(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Barbara G. Novick 1960	Trustee (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None

John M. Perlowski 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. (“BlackRock”) in December 2009, certain Independent Trustees were elected to the Board. As a result, although the chart shows certain Independent Trustees as joining the Board in 2009, those Independent Trustees first became members of the boards of other funds advised by BlackRock Advisors, LLC or is affiliates as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d)

Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust/MIP based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.

TREASURY MONEY MARKET MASTER PORTFOLIO

Trustee and Officer Information – (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Neal J. Andrews 1966	Chief Financial Officer (Since 2009)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.

Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
(b)	Officers of the Trust/MIP serve at the pleasure of the Board.

Further information about the Trust’s/MIP’s Trustees and Officers is available in the Trust’s/MIP’s Statement of Additional Information, which can be obtained without charge by calling (800) 626-1960.

Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02111	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust/MIP 400 Howard Street San Fransisco, CA 94105

Administrator BlackRock Advisors LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019	Transfer Agent State Street Bank and Trust Company North Quincy, MA 20171

Alight Series Trust

Alight Money Market Fund

Annual Report

December 31, 2017

Item 2. Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

$31,125 and $31,125 are the aggregate fees billed for the 2016 and 2017 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c)	Tax Fees

$5,500 and $5,500 are the aggregate fees billed for the 2016 and 2017 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d)	All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Alight and any entity controlling, controlled by, or under common control with Alight that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $5,500 and $5,500 are the aggregate non-audit fees billed for the 2016 and 2017 fiscal years respectively for services rendered by the principal accountant to the registrant. $255,000 and $0 are the aggregate non-audit fees billed for the 2016 and 2017 fiscal years respectively for services rendered by the principal accountant to Alight Solutions, LLC, the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Alight Solutions, LLC, the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)    (1)    Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AlightSeries Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date February 26, 2018

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date February 26, 2018